[LINCOLN FINANCIAL GROUP LOGO]


                                                 Lincoln National
                                                 Managed Fund, Inc.
                                                 Annual Report
                                                 December 31, 1998

Lincoln National Managed Fund, Inc.

Index
     Commentary
     Statement of Net Assets
     Statement of Operations
     Statements of Changes in Net Assets
     Financial Highlights
     Notes to Financial Statements
     Report of Ernst & Young LLP, Independent Auditors

Lincoln National Managed Fund, Inc.


Managed by:   [LINCOLN FINANCIAL GROUP LOGO]


For the year ended December 31, 1998, the Fund returned 12.72%. Its customized benchmark, (55% S&P 500 Index; 40% Lehman Brothers Government/Corporate Bond Index, and 5% Salomon Brothers 90 Day T-Bill) returned 19.9%.

The asset allocation on December 31, 1998 was 56.2% equities; 40.2% fixed-income and 3.6% cash and other assets.

In reviewing last year's commentary I was able to recall the great number of significant events, which by themselves, should have resulted in lower equity prices and yet the market was able to post another strong double digit gain. It was clearly the consensus that a fourth straight year of plus twenty-percent returns for the S&P 500 Index was unlikely.

Had you had a crystal ball in December 1997 which foresaw the following:

o Unemployment rates below 5%
o The bombing of Iraq
o Russian devaluation of the Ruble
o Continuation of the Asian currency crisis
o Political changes in Britain, Japan and Germany
o Failure of Long-Term Capital Management Hedge Fund
o Impeachment of the President of the United States

Another record breaking year would not have been expected for the S&P 500 Index.

Once again the best news for the U.S. equity markets was that inflation remained under control. In 1998 the CPI was even lower than in 1997. There was tremendous volatility during the year. Gains for the first half of the year were wiped out in a few weeks during the third quarter, only to reach new heights in the fourth quarter. The Federal Reserve ("Fed") was both the scourge and savior of market performance.

There was a distinct market capitalization bias last year, with small cap stocks falling way behind their larger capitalized brethren. Large cap growth was especially strong. The Nasdaq 100 Index, which has member firms such as Microsoft, Intel and Cisco rose by 82.7%. If 1998 does have a legacy for investors it might be that of the "Year of the Internet." Amazon.com rose $291.13 or 966.4% while Yahoo was up 584.3% on the Nasdaq, while on the NYSE America Online gained 585.6%

Heading into the fourth quarter many analysts were anticipating further continuation of Armageddon in the equity markets. The Fed's 'puny' .25% cut in the funds rate on September 29 precipitated another sell off and analysts began to question the Fed's resolve for further rate cuts. Given the unlikely assistance from the Fed, analysts began rounding up the usual suspects -- the crisis in Russia, continuation of the Asian currency crisis, problems in Latin America, impeachment of the President and high market valuations, to question the dangers in the equity market. In addition, the failure of Long-Term Capital Management raised the possibility of a credit crunch.

The 5% Fed Funds rate that analysts wanted to see did take place in October. What was surprising was that the cut in rates took place between official Federal Open Market Committee meetings. This marked the first time in four years that the Fed cut rates between meetings. The Fed made another strong statement by once again lowering rates in November. This helped to maintain market confidence.

From quarterly market lows on October 8, there has been an impressive upward trend. More importantly, there has been an improvement in market breadth. Small Cap stocks as represented by the Russell 2000 index still finished the year with a loss, falling 3.45% (pre-dividends). Since October 8, however, this index was up 35.99%, even better than the S&P 500 Index's performance.

Although there was no further action by the Fed in December, it became clear that the Fed would be watching events overseas and would not be compelled to confine itself to just looking at domestic inflation rates to determine policy.

For the fourth quarter, all equity indices had outstanding returns. The S&P 500 Index (pre-dividends) was up 20.92% while the Russell 2000 rose 16.05%. The Nasdaq 100 Index, dominated by firms like Intel and Microsoft, rose by 34.52%. Many Internet companies experienced explosive gains during the quarter. International stocks as measured by the EAFE Index were able to keep pace. In dollar terms the Morgan Stanley EAFE Index was up 19.73%.

Bonds, however, did not fare as well. The lowering of rates by the Fed was countered by the reversal of the flight to quality investments and concern that the economy wasn't as weak as suggested.

The latest threat to the equity market is Latin America, especially Brazil. It appears that we are experiencing rolling global currency shocks, similar to the rolling recessions experienced in the United States. While Brazil's direct impact on the U.S. is near 2%, its impact on the rest of Latin America is more significant. Beyond the actual trading dollars, there is the psychological damage that Brazil's economic problems can have on consumer confidence throughout the region. The damage to the U.S. economy should be negligible in the near term. The Fed will stand ready to protect the economy, with further rate cuts if warranted.

I'm much more comfortable with the prospects for small cap stocks than I have been at any time in the past year. Holdings may well exceed the neutral position. Equities in general should range from 55-60% of net assets in the first quarter of 1999, with cash at 2-4%.

Jay M. Yentis, CFA


Growth of $10,000 invested 1/1/89 through 12/31/98

                                                   1/1/89  12/31/98
Managed Fund                                      $10,000   $57,904
Salomon Brothers 90 Day Treasury Bill             $10,000   $33,250
Lehman Brothers Government/Corporate Bond Index   $10,000   $24,402
S&P 500 Index                                     $10,000   $16,963

This chart illustrates, hypothetically, that $10,000 was invested in the Managed Fund on 1/1/89. As the chart shows, by December 31, 1998, the value of the investment at net asset value, with any dividends and capital gains reinvested, would have grown to $33,250. For comparison, look at how the Indices did over the same period. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

Average annual return              Ended
on investments                     12/31/98
--------------------------------------------
One Year                           +12.72%
--------------------------------------------
Five Years                         +14.32%
--------------------------------------------
Ten Years                          +12.77%
--------------------------------------------

Lincoln National Managed Fund, Inc.

Statement of Net Assets
December 31, 1998

Investments:
                                                 Par           Market
Long-Term Debt Investments:                      Amount         Value
---------------------------------------------------------------------------
U.S. Government and Agency Obligations: 23.5%
---------------------------------------------------------------------------
Federal Farm Credit Bank
5.75%, 3/23/05                                 $ 24,000,000   $ 24,601,994
Federal Home Loan Mortgage Corporation
6.39%, 10/15/06                                   1,987,252      2,028,239
6.00%, 6/11/08                                   13,800,000     14,457,262
5.125%, 10/15/08                                 44,800,000     44,405,975
7.30%, 12/1/12                                    2,924,997      3,002,692
8.50%, 1/1/17                                       542,405        577,491
7.50%, 5/25/20                                    4,000,000      4,079,207
Federal National Mortgage Association
0.00%, 8/7/01                                     7,000,000      6,159,035
6.73%, 8/1/05                                     2,080,161      2,158,167
7.175%, 10/1/05                                   3,889,666      4,103,598
6.655%, 11/1/05                                     970,499        992,335
6.66%, 12/1/05                                    1,940,395      2,018,011
7.043%, 7/1/06                                    2,437,766      2,541,371
0.00%, 7/24/06                                   11,500,000      7,820,029
0.00%, 7/5/14                                     2,500,000      1,046,018
7.15%, 10/1/15                                    2,771,266      2,889,045
7.00%, 10/1/25                                    1,993,763      2,042,985
6.50%, 6/1/28                                    14,799,940     14,915,571
Government National Mortgage Association
6.50%, 12/15/23                                     998,437      1,015,598
U.S. Treasury Bill
4.97%, 7/22/99 (+)                                1,200,000      1,167,186
U.S. Treasury Bond
6.125%, 11/15/27                                  6,000,000      6,707,927
U.S. Treasury Note
4.50%, 9/30/00                                   13,000,000     12,982,004
10.75%, 8/15/05                                  15,000,000     20,015,361
6.125%, 8/15/07                                  18,000,000     19,705,318
U.S. Treasury Strip
0.00%, 2/15/11                                   24,000,000     12,840,792
0.00%, 5/15/05                                   15,320,000     11,350,476
---------------------------------------------------------------------------
                                                               225,623,687

Asset Backed: 0.0%
---------------------------------------------------------------------------
Mid-State Trust
7.625%, 4/1/22                                      132,251        137,017
---------------------------------------------------------------------------

Automobile & Auto Parts: 0.3%
---------------------------------------------------------------------------
Daimler Chrysler
7.45%, 2/1/97                                     1,000,000      1,152,500
Goodyear Tire & Rubber
6.625%, 12/1/06                                   1,250,000      1,329,687
---------------------------------------------------------------------------
                                                                 2,482,187

Banking, Finance & Insurance: 7.8%
---------------------------------------------------------------------------
Ahmanson, H. F.
8.25%, 10/1/02                                    2,000,000      2,162,500
Aristar Financial
7.50%, 7/1/99                                     1,500,000      1,513,125
Bank One
9.875%, 3/1/09                                      500,000        660,625
Banque Paribas-NY
8.35%, 6/15/07                                    1,600,000      1,762,000
Barnett Bank
6.90%, 9/1/05                                     1,500,000      1,603,125
Barnett Capital Trust I
8.06%, 12/1/26                                    1,900,000      2,111,375
Citicorp Notes
6.33%, 1/5/06                                     1,600,000      1,648,000
Comerica Bank
7.875%, 9/15/26                                   1,500,000      1,770,000
Dow Capital
9.00%, 5/15/10                                    3,000,000      3,678,750
Finova Capital
6.12%, 5/28/02                                    1,000,000        997,500
First of America Capital Trust I
8.12%, 1/31/27                                    2,000,000      2,280,000


                                                 Par           Market
                                                 Amount         Value
---------------------------------------------------------------------------
First Union
8.00%, 8/15/09                                  $ 2,000,000    $ 2,385,000
First USA Bank
5.75%, 1/15/99                                    2,000,000      2,000,000
Fleet Financial Group
7.25%, 9/1/99                                     1,000,000      1,013,987
Ford Motor Credit
7.95%, 5/17/99                                    2,000,000      2,021,210
General Electric Capital
8.30%, 9/20/09                                    3,000,000      3,630,000
General Motors Acceptance Corporation
7.875%, 3/7/01                                    1,500,000      1,573,125
8.875%, 6/1/10                                    1,500,000      1,865,625
Household Finance
9.625%, 7/15/00                                     875,000        927,500
Hydro-Quebec
7.20%, 10/5/09                                    3,000,000      3,625,754
International Lease Finance
8.25%, 1/15/00                                    2,000,000      2,060,000
John Deere Capital
8.625%, 8/1/19                                    2,000,000      2,267,500
Lehman Brothers Holdings
8.875%, 3/1/02                                    1,000,000      1,067,500
Mellon Capital I Notes
7.72%, 12/1/26                                    1,500,000      1,635,000
Mercantile Bancorp
7.30%, 6/15/07                                    1,325,000      1,450,875
Midland Bank
5.69%, 9/29/49 (1)                                1,600,000      1,223,840
Morgan Stanley Group
6.875%, 3/1/07                                    2,250,000      2,368,125
National Westminister Bank
9.45%, 5/1/01                                       500,000        538,750
NationsBank
8.125%, 6/15/02                                   1,000,000      1,088,750
Nynex Capital Funding
7.63%, 10/15/09                                   3,000,000      3,524,653
PNC Funding
6.875%, 7/15/07                                   1,663,000      1,793,961
Salomon Brothers
7.25%, 1/15/00                                    1,000,000      1,017,500
Salomon Smith Barney
7.875%, 10/1/99                                   3,000,000      3,059,252
Simon DeBartolo Group
7.125%, 6/24/05                                     600,000        597,750
SouthTrust Bank of Birmingham
7.69%, 5/15/25                                    2,750,000      3,348,125
Standard Chartered Notes
5.9375%, 12/29/49                                 3,000,000      1,847,700
State Street Capital Class B
8.035%, 3/15/27                                   1,400,000      1,571,500
Union Bank Switzerland
7.25%, 7/15/06                                    2,250,000      2,446,875
Wachovia Capital Trust I
7.64%, 1/15/27                                    1,900,000      2,004,500
---------------------------------------------------------------------------
                                                                74,141,357
Building & Materials: 0.2%
---------------------------------------------------------------------------
Champion International
7.70%, 12/15/99                                   1,500,000      1,524,375
---------------------------------------------------------------------------

Cable, Media & Publishing: 0.4%
---------------------------------------------------------------------------
News America Holdings
8.45%, 8/1/34                                     1,500,000      1,760,625
Time Warner
9.125%, 1/15/13                                   2,000,000      2,535,000
---------------------------------------------------------------------------
                                                                 4,295,625

Chemicals: 0.0%
---------------------------------------------------------------------------
ISP Holdings
9.00%, 10/15/03                                     350,000        369,688
---------------------------------------------------------------------------

Consumer Products: 0.3%
---------------------------------------------------------------------------
Westvaco
8.30%, 8/1/22                                     2,500,000      2,759,375
---------------------------------------------------------------------------

                                                 Par           Market
                                                 Amount         Value
---------------------------------------------------------------------------
Electronics & Electrical Equipment: 0.1%
---------------------------------------------------------------------------
Consumers Energy
6.50%, 6/15/05                                  $ 1,000,000 $ 1,015,000
---------------------------------------------------------------------------

Energy: 0.3%
---------------------------------------------------------------------------
Commonwealth Edison
9.375%, 2/15/00                                     500,000        521,250
Enron
9.50%, 6/15/01                                    1,000,000      1,086,250
Petro-Canada
8.60%, 10/15/01                                   1,500,000      1,616,250
---------------------------------------------------------------------------
                                                                 3,223,750

Environmental Services: 0.2%
---------------------------------------------------------------------------
Waste Management
6.625%, 7/15/02                                   2,000,000      2,055,000
---------------------------------------------------------------------------

Food, Beverage & Tobacco: 0.1%
---------------------------------------------------------------------------
Nabisco
7.55%, 6/15/15                                      750,000        762,187
---------------------------------------------------------------------------

Healthcare & Pharmaceuticals: 0.2%
---------------------------------------------------------------------------
Allegiance
7.30%, 10/15/06                                   1,000,000      1,102,500
Tenet Healthcare
8.00%, 1/15/05                                      350,000        362,250
Lilly (Eli)
8.375%, 2/7/05                                    2,250,000      2,558,025
---------------------------------------------------------------------------
                                                                 4,022,775

Leisure, Lodging & Entertainment: 0.2%
---------------------------------------------------------------------------
Darden Restaurants
6.375%, 2/1/06                                    1,500,000      1,520,625
---------------------------------------------------------------------------

Metals & Mining: 0.7%
---------------------------------------------------------------------------
Cyprus Amax Minerals
7.375%, 5/15/07                                   2,500,000      2,518,750
Inco
9.60%, 6/15/22                                    1,300,000      1,485,250
Newmont Gold
8.91%, 1/5/09                                       665,276        759,247
Placer Dome
7.37%, 6/3/26                                     1,000,000      1,012,500
Placer Dome Series A
7.31%, 1/26/21                                    1,000,000        902,500
---------------------------------------------------------------------------
                                                                 6,678,247

Miscellaneous: 0.5%
---------------------------------------------------------------------------
Buckeye Cellulose
8.50%, 12/15/05                                     175,000        181,563
Manitoba
7.75%, 7/17/16                                    1,500,000      1,781,250
Republic of Korea
8.875%, 4/15/08                                   1,600,000      1,652,000
---------------------------------------------------------------------------
                                                                 3,614,813

Retail: 0.3%
---------------------------------------------------------------------------
Sears Roebuck
9.05%, 2/6/12                                     2,500,000      3,178,125
Service Corporation International
7.00%, 6/1/15                                     1,000,000      1,038,750
---------------------------------------------------------------------------
                                                                 4,216,875

Telecommunications: 0.7%
---------------------------------------------------------------------------
Litton Industries
6.98%, 3/15/36                                    1,000,000      1,082,500
Pacificorp
9.15%, 8/9/11                                     1,500,000      1,950,000
Qwest Communications International
0.00%, 2/1/08                                       350,000        263,375
Southwestern Bell Capital
7.13%, 6/1/05                                     2,000,000      2,177,500


                                                 Par           Market
                                                 Amount         Value
---------------------------------------------------------------------------
U.S. Cellular
7.25%, 8/15/07                                  $ 1,500,000    $ 1,582,500
---------------------------------------------------------------------------
                                                                 7,055,875

Transportation & Shipping: 1.2%
---------------------------------------------------------------------------
American Airline
10.18%, 1/2/13                                    1,500,000      1,862,573
Burlington Northern Railroad
6.94%, 1/2/14                                       471,446        493,341
Chicago & Northwestern Transportation
6.25%, 7/30/12                                    1,327,977      1,386,076
CSX
7.25%, 5/1/27                                     1,000,000      1,080,000
Federal Express
7.96%, 3/28/17                                    1,129,243      1,196,997
General American Transportation
7.50%, 2/28/15                                    1,424,882      1,586,963
Norfolk Southern
7.05%, 5/1/37                                     2,000,000      2,182,500
United Airlines
9.35%, 4/7/16                                     1,500,000      1,746,277
---------------------------------------------------------------------------
                                                                11,534,727

Utilities: 3.2%
---------------------------------------------------------------------------
Colonial Gas Series A
6.81%, 5/19/27                                    1,500,000      1,578,750
Detriot Edison
6.56%, 5/1/01                                     2,000,000      2,062,500
DQI II Funding
8.70%, 6/1/16                                     2,462,000      2,732,820
Great Lakes Power
9.00%, 8/1/04                                     1,500,000      1,681,875
Houston Light & Power Capital Trust II
8.257%, 2/1/37                                    1,900,000      2,097,125
MidAmerican Energy
6.50%, 12/15/01                                   1,250,000      1,295,313
Nevada Power
7.06%, 5/1/00                                     1,500,000      1,537,500
Noble Affiliates
7.25%, 10/15/23                                     600,000        624,750
Old Dominion Electric
7.48%, 12/1/13                                    1,500,000      1,693,125
Pacific Gas and Electric
6.25%, 8/1/03                                     2,000,000      2,067,500
Pennsylvania Power & Light
7.70%, 10/1/09                                    3,000,000      3,431,250
PSI Energy
8.57%, 12/27/11                                     500,000        630,000
Public Service Company of Colorado
6.375%, 11/1/05                                   1,500,000      1,571,250
South Carolina Electric
9.00%, 7/15/06                                    2,500,000      3,031,250
Texas Gas Transmissions
8.625%, 4/1/04                                    2,000,000      2,300,000
Texas Utilities
7.375%, 8/1/01                                    1,500,000      1,560,000
Washington Water Public
8.01%, 12/17/01                                   1,000,000      1,057,500
---------------------------------------------------------------------------
                                                                30,952,508

Total Long-Term Debt Investments: 40.2%
(Cost $370,079,915)                                            387,985,693
---------------------------------------------------------------------------
                                                 Number
Common Stock:                                    of Shares
---------------------------------------------------------------------------

Aerospace & Defense: 1.1%
---------------------------------------------------------------------------
General Dynamics                                      5,500        322,438
Gulfstream Aerospace*                                52,900      2,816,925
Kellstrom Industries*                                10,900        313,375
United Technologies                                  67,300      7,318,875
---------------------------------------------------------------------------
                                                                10,771,613

Automobiles & Auto Parts: 1.4%
---------------------------------------------------------------------------
Ford Motor                                           57,000      3,345,187
Goodrich (B.F.)                                      97,600      3,501,400
Group 1 Automotive*                                  32,500        845,000

                                                 Number        Market
                                                 of Shares      Value
---------------------------------------------------------------------------
Hertz Class A                                         9,600      $ 438,000
Monaco Coach*                                         5,000        132,500
Navistar International*                              82,100      2,339,850
Republic Industries                                 152,300      2,246,425
Smith (A.O.)                                         28,500        700,031
---------------------------------------------------------------------------
                                                                13,548,393

Banking, Finance & Insurance: 8.2%
---------------------------------------------------------------------------
Allstate 92,820 3,585,173
American International Group                         56,800      5,488,300
AmSouth Bancorporation                               81,000      3,695,625
BankAmerica                                          60,090      3,612,911
Bank of Boston                                      105,800      4,119,587
Bank One                                            122,852      6,273,130
Bankers Trust New York                               41,000      3,502,937
Chase Manhattan                                     130,200      8,861,737
Citigroup                                           138,049      6,833,426
Comerica                                             66,050      4,503,784
Conseco                                             157,800      4,822,763
Dime Bancorp                                         41,700      1,102,444
Dime Community Bancshares                            30,000        623,437
Fidelity National Financial                          25,080        764,940
Firstfed Financial*                                  42,200        754,325
Gallagher (Arthur J.)                                16,100        710,413
Klamath First Bancorp                                40,500        782,156
Marsh & McLennan                                     86,300      5,043,156
Metris                                               25,308      1,270,145
Paine Webber Group                                  106,600      4,117,425
RenaissanceRe Holdings*                              18,500        677,563
SLM Holding                                          98,000      4,704,000
TR Financial                                         21,500        844,547
United Bankshares                                    25,800        686,119
Washington Mutual                                    39,480      1,507,643
---------------------------------------------------------------------------
                                                                78,887,686

Buildings & Materials: 1.0%
---------------------------------------------------------------------------
Cal Dive International*                              37,600        770,800
Centex                                               90,500      4,078,156
Kaufman & Broad Home                                 35,800      1,029,250
M.D.C. Holdings                                      40,100        857,137
Nortek*                                              24,300        671,287
Standard Pacific                                     51,900        733,087
USG                                                  28,900      1,472,094
---------------------------------------------------------------------------
                                                                 9,611,811

Cable, Media & Publishing: 1.7%
---------------------------------------------------------------------------
Big Flower Holdings*                                 35,500        783,219
Donnelley & Sons                                     75,100      3,290,319
Hollinger International                              50,200        699,663
McGraw-Hill                                          62,700      6,387,563
New York Times                                      143,800      4,988,063
R.H.Donnelley                                        18,280        266,203
---------------------------------------------------------------------------
                                                                16,415,030

Chemicals: 1.2%
---------------------------------------------------------------------------
Commercial Metals Company                            29,600        821,400
Dow Chemical                                         54,500      4,956,094
First Commonwealth Financial                         29,300        717,850
Lilly Industries                                     33,700        671,894
Lyondell Petrochemicals                              79,300      1,427,400
NL Industries                                        47,400        672,487
Quaker Chemical                                      45,600        820,800
Schulman (A)                                         37,000        835,969
URS Corp*                                            35,000        818,125
---------------------------------------------------------------------------
                                                                11,742,019

Computers & Technology: 7.2%
---------------------------------------------------------------------------
American Power Conversion*                           46,200      2,236,369
Apple Computer*                                     145,100      5,944,566
Bell & Howell*                                       20,200        763,813
CHS Electronics*                                     41,800        707,988
Cisco Systems*                                        9,200        854,163
Dell Computer*                                       70,400      5,154,600
Electronics Arts*                                    23,300      1,306,256
Esterline Technologies*                              34,300        746,025
FactSet Research Systems*                            14,600        901,550
HBO                                                 171,200      4,916,650


                                                 Number        Market
                                                 of Shares      Value
---------------------------------------------------------------------------
Hyperion Solutions*                                  30,730     $  555,061
Ingram Micro Class A*                                22,900        798,638
Intelligroup*                                        49,200        876,375
International Business Machines                      19,000      3,510,250
Keane*                                               25,000        998,437
Lexmark International Group Class A*                 51,200      5,145,600
Microsoft*                                           79,400     10,999,381
MTS Systems                                          58,300        779,763
NeoMagic*                                            34,000        751,187
Network Associates*                                  22,650      1,502,686
Oceaneering International*                           61,000        915,000
RWD Technologies                                     37,300        804,281
Splash Technology Holdings*                          94,800        708,037
Storage Technology*                                  63,600      2,261,775
Summit Design*                                       81,800        754,094
Sun Microsystems*                                   104,000      8,898,500
Symantec*                                            43,400        941,237
Xerox                                                41,000      4,838,000
---------------------------------------------------------------------------
                                                                69,570,282

Consumer Products: 3.2%
---------------------------------------------------------------------------
Clorox                                               42,800      4,999,575
General Electric                                    147,200     15,023,600
Maytag                                               10,000        622,500
Procter & Gamble                                    101,800      9,295,613
WD-40                                                24,800        714,550
---------------------------------------------------------------------------
                                                                30,655,838

Electronics & Electrical Equipment: 1.2%
---------------------------------------------------------------------------
DSP Group*                                           41,300        854,394
FirstEnergy                                          24,200        788,013
Honeywell                                            61,800      4,654,313
Intel                                                38,600      4,575,306
Sawtek*                                              32,700        574,294
---------------------------------------------------------------------------
                                                                11,446,320

Energy: 3.6%
---------------------------------------------------------------------------
Ashland                                              19,600        948,150
Atlantic Richfield                                   75,800      4,945,950
ENSCO International                                 130,600      1,395,787
Exxon                                               134,600      9,842,625
Friede Goldman International*                        64,000        728,000
Gulf Island Fabrication*                             58,000        453,125
Helmerich & Payne                                    44,600        864,125
New Jersey Resources                                 14,900        588,550
Occidental Petroleum                                 98,800      1,667,250
Oryx Energy*                                         49,300        662,469
Royal Dutch Petroleum                                94,000      4,500,250
Sun                                                  37,700      1,359,556
Texaco                                              103,800      5,488,425
USX-Marathon Group                                   31,700        954,963
---------------------------------------------------------------------------
                                                                34,399,225

Environmental Services: 0.1%
---------------------------------------------------------------------------
Horizon Offshore*                                    87,200        485,050
---------------------------------------------------------------------------

Food, Beverage & Tobacco: 4.4%
---------------------------------------------------------------------------
Canandaigua Brands Class A*                          15,000        867,187
CKE Restaurants                                      84,920      2,499,833
Coca Cola                                            81,200      5,430,250
ConAgra                                              59,100      1,861,650
Foodmaker*                                           39,000        860,437
General Mills                                        45,400      3,529,850
Heinz (H.J.)                                        114,150      6,463,744
Omega Protein*                                       75,400        763,425
Philip Morris                                       175,800      9,405,300
Pilgrims Pride                                       33,300        663,919
Quaker Oats                                          87,400      5,200,300
Ralcorp Holdings*                                    39,500        720,875
Riviana Foods                                        31,900        777,563
Ryan's Family Steakhouses                            64,100        797,244
Suiza Foods*                                         48,100      2,450,094
---------------------------------------------------------------------------
                                                                42,291,671

                                                 Number        Market
                                                 of Shares      Value
---------------------------------------------------------------------------

Healthcare & Pharmaceuticals: 7.3%
---------------------------------------------------------------------------
ADAC Laboratories*                                   26,100     $  521,184
Ameripath*                                           67,000        604,047
Amgen*                                               80,900      8,454,050
Arterial Vascular Engineering                        97,600      5,114,850
Beverly Enterprises*                                 90,000        607,500
Bristol-Myers Squibb                                 59,200      7,921,700
CareMatrix*                                          26,200        802,375
Hanger Orthopedic Group*                             33,500        753,750
Integrated Health Services*                          42,200        596,075
Johnson & Johnson                                    10,800        905,850
Lilly (Eli)                                          39,700      3,528,337
Lincare Holdings*                                   131,800      5,342,019
Matria Healthcare*                                  273,200        781,181
Medicis Pharmaceutical Class A*                      12,000        715,500
Merck & Company                                      42,800      6,321,025
Owens & Minor                                        42,700        672,525
Pfizer                                               49,200      6,171,525
PharMerica                                           40,959        247,034
Protein Design Labs                                  31,100        721,131
Rexall Sundown                                       36,200        504,537
Roberts Pharmacueticals                              35,000        761,250
Safeskin*                                            33,000        795,094
Schering-Plough                                     197,600     10,917,400
The Cooper Companies*                                43,500        899,906
Theragenics*                                         48,000        807,000
Tyco International                                   68,800      5,190,100
---------------------------------------------------------------------------
                                                                70,656,945

Industrial Machinery: 0.7%
---------------------------------------------------------------------------
Cascade                                              45,400        717,887
Caterpillar                                          35,500      1,633,000
Deere & Company                                      43,000      1,424,375
Gardner Denver*                                      51,600        761,100
Ingersoll-Rand                                       37,300      1,750,769
---------------------------------------------------------------------------
                                                                 6,287,131

Leisure, Lodging & Entertainment: 0.3%
---------------------------------------------------------------------------
Anchor Gaming*                                       14,900        842,781
Eastman Kodak                                        11,700        842,400
Silver Leaf Resorts*                                 85,000        791,563
---------------------------------------------------------------------------
                                                                 2,476,744

Metals & Mining: 0.5%
---------------------------------------------------------------------------
ARMCO*                                              182,600        798,875
Hecla Mining*                                       205,600        745,300
Terex*                                               27,700        791,181
USX-U.S. Steel Group                                105,000      2,415,000
---------------------------------------------------------------------------
                                                                 4,750,356

Miscellaneous: 0.6%
---------------------------------------------------------------------------
Advo*                                                28,700        756,963
Barnes Group                                         23,200        681,500
Insight Enterprises*                                 14,900        758,969
International Specialty Products*                    47,300        641,506
LeaRonal                                             28,850        977,294
Media Arts Group*                                    52,500        738,281
Plantronics                                           9,600        825,600
Remedytemp Class A                                   29,500        445,266
---------------------------------------------------------------------------
                                                                 5,825,379

Paper & Forest Products: 0.2%
---------------------------------------------------------------------------
Fort James                                           23,500        940,000
Republic Group                                       45,290        908,631
---------------------------------------------------------------------------
                                                                 1,848,631

Retail: 3.1%
---------------------------------------------------------------------------
Ames Department Stores*                              28,600        770,413
Best Buy                                              9,500        583,063
Cato Class A                                         66,300        652,641
Cost Plus*                                           21,400        670,087
Family Dollar Stores                                288,400      6,344,800
Footstar*                                            11,400        285,000


                                                 Number        Market
                                                 of Shares      Value
---------------------------------------------------------------------------
Fossil*                                              28,200     $  807,225
Jostens                                              84,500      2,212,844
Kroger*                                              12,900        780,450
Lowe's Companies                                     27,200      1,392,300
Micro Warehouse*                                     22,200        748,556
Musicland Stores*                                    52,700        787,206
Rent-Way                                             20,300        493,544
Russ Berrie                                          33,100        777,850
Safeway*                                             15,800        962,813
TJX                                                 147,600      4,280,400
Trans World Entertainment*                           45,950        874,486
Unisource World Wide                                115,000        833,750
Wal-Mart Stores                                      75,300      6,132,244
---------------------------------------------------------------------------
                                                                30,389,672

Telecommunications: 5.7%
---------------------------------------------------------------------------
Ameritech                                           156,800      9,937,200
AT&T                                                 87,400      6,576,850
Bell Atlantic                                       124,628      7,080,427
BellSouth                                           165,600      8,259,300
Dycom*                                               15,100        862,587
General Instrument*                                  69,200      2,348,475
GTE                                                  58,300      3,931,606
Lucent Technologies                                  19,400      2,134,000
Melita International                                 42,200        875,650
Tellabs*                                             50,700      3,476,119
U.S.West                                            140,900      9,105,663
World Access                                         33,500        717,109
---------------------------------------------------------------------------
                                                                55,304,986

Textiles, Apparel & Furniture: 1.0%
---------------------------------------------------------------------------
Johnson Controls                                     80,300      4,737,700
Miller (Herman)                                      58,200      1,560,487
Nautica Enterprises*                                 51,700        770,653
Tommy Hilfiger                                       61,900      3,714,000
---------------------------------------------------------------------------
                                                                10,782,840

Transportation & Shipping: 0.7%
---------------------------------------------------------------------------
Alaska Air Group*                                    13,900        615,075
AMR                                                  45,600      2,707,500
Amtran Airlines*                                     31,500        844,594
America West Holdings Class B*                       51,800        880,600
Atlas Air                                            15,900        778,106
M.S. Carriers                                        24,300        792,787
---------------------------------------------------------------------------
                                                                 6,618,662

Utilities: 1.8%
---------------------------------------------------------------------------
Black Hills                                          27,550        726,631
Calpine                                              30,000        757,500
Energy East                                          70,700      3,994,550
General Public Utilities                             40,100      1,771,919
Laclede Gas                                          25,500        682,125
MDU Resources Group                                  25,100        660,444
Northwestern                                         28,800        761,400
PECO Energy                                          71,400      2,972,025
Texas Utilities                                      77,200      3,604,275
Unicom                                               45,400      1,750,737
---------------------------------------------------------------------------
                                                                17,681,606

Total Common Stock: 56.2%
(Cost $356,294,560)                                            542,447,890
---------------------------------------------------------------------------

Rights:
---------------------------------------------------------------------------
Baxter International Contingent Value Rights*        93,900          7,512
---------------------------------------------------------------------------

Total Rights: 0.0%
(Cost $0)                                                            7,512
---------------------------------------------------------------------------

                                                   Par         Market
Money Market Instruments:                         Amount        Value
---------------------------------------------------------------------------
Corporate Asset Funding
5.3456%, 1/15/99                                 $1,900,000    $ 1,896,084
Dun & Bradstreet
5.8999%, 1/14/99                                  4,700,000      4,689,986
Marsh & McLennan
5.3999%, 1/12/99                                  1,000,000        998,350
Merrill Lynch
5.2508%, 1/25/99                                  7,200,000      7,175,040
Metlife Funding
5.3258%, 1/12/99                                  1,000,000        998,381
Signal Finance Mortgage
5.75%, 1/4/99                                     5,600,000      5,600,000
Volkswagen Of America
5.474%, 1/19/99                                   7,000,000      6,980,925
---------------------------------------------------------------------------
Total Money Market Instruments: 2.9%
(Cost $28,338,766)                                              28,338,766
---------------------------------------------------------------------------
Total Investments: 99.3%
(Cost $754,713,241)                                            958,779,861
---------------------------------------------------------------------------
Other Assets Over Liabilities: 0.7%                              6,706,175
---------------------------------------------------------------------------
Net Assets: 100.0%
(Equivalent to $18.971 per share based on
50,892,536 shares issued and outstanding)                     $965,486,036
---------------------------------------------------------------------------

** Non income producing security.

PIK - Pay in kind security.

(1) Step-up bond

(+) Fully or Partially pledged as collateral for open futures contracts.

See accompanying notes to financial statements.

Lincoln National Managed Fund, Inc.

Statement of Operations

Year ended December 31, 1998

Investment income:
 Interest                                             $ 25,756,878
-------------------------------------------------------------------
 Dividends                                               8,102,335
-------------------------------------------------------------------
  Total investment income                               33,859,213
-------------------------------------------------------------------

Expenses:
 Management fees                                         3,283,079
-------------------------------------------------------------------
 Accounting fees                                           349,418
-------------------------------------------------------------------
 Printing and postage                                      126,075
-------------------------------------------------------------------
 Directors fees                                              4,200
-------------------------------------------------------------------
 Other                                                      42,156
-------------------------------------------------------------------
  Total expenses                                         3,804,928
-------------------------------------------------------------------
Net investment income                                   30,054,285
-------------------------------------------------------------------

Net realized and unrealized gain
on investments and futures contracts:
  Net realized gain on investment transactions and
  futures contracts                                     44,287,952
-------------------------------------------------------------------
  Net change in unrealized appreciation of
  investments and futures contracts                     34,012,132
-------------------------------------------------------------------
Net realized and unrealized gain on
investments and futures contracts                       78,300,084
-------------------------------------------------------------------
Net increase in net assets
resulting from operations                             $108,354,369
===================================================================


Statements of Changes in Net Assets

Years ended December 31, 1998 and 1997

                                                 Year ended     Year ended
                                                 12/31/98       12/31/97
                                                 ----------------------------
Changes from operations:
-----------------------------------------------------------------------------
 Net investment income                            $ 30,054,285   $ 29,120,567
 Net realized gain on investment transactions and
 futures contracts                                  44,287,952     62,174,659
 Net change in unrealized appreciation
 on investments and future contracts                34,012,132     59,803,118
Net increase in net assets
resulting from operations                          108,354,369    151,098,344
Distributions to shareholders from:
 Net investment income                             (54,174,323)             -
 Net realized gain on investments                  (62,174,659)   (18,028,760)
  Total distributions to shareholders             (116,348,982)   (18,028,760)
Net increase in net assets
resulting from capital share transactions          122,835,134     41,835,514
  Total increase in net assets                     114,840,521    174,905,098
Net Assets, beginning of year                      850,645,515    675,740,417
Net Assets, end of year                           $965,486,036   $850,645,515

See accompanying notes to financial statements.

Lincoln National Managed Fund, Inc.

Financial Highlights

(Selected data for each capital share outstanding throughout the year)

                                            Period ended December 31,
                                                1998       1997      1996        1995       1994
                                            -------------------------------------------------------
Net asset value, beginning of year            $19.304    $16.266   $15.895     $12.783    $14.152
Income (loss) from investment operations:
 Net investment income                          0.599      0.661     0.628       0.623      0.628
 Net realized and unrealized gain (loss)
  on investments                                1.632      2.811     1.291       3.132     (0.814)
                                            -------------------------------------------------------
Total from investment operations                2.231      3.472     1.919       3.755     (0.186)
                                            -------------------------------------------------------

Less dividends and distributions:
 Dividends from net investment income          (1.162)         -    (0.628)     (0.623)    (0.628)
 Distributions from net realized gain on
  investment transactions                      (1.402)    (0.434)   (0.920)     (0.020)    (0.555)
                                            -------------------------------------------------------
Total dividends and distributions              (2.564)    (0.434)   (1.548)     (0.643)    (1.183)
                                            -------------------------------------------------------
Net asset value, end of year                  $18.971    $19.304   $16.266     $15.895    $12.783
                                            =======================================================

Total Return(1)                                 12.72%     21.82%    12.05%      29.29%     (1.84%)

Ratios and supplemental data:
 Ratio of expenses to average net assets         0.42%      0.42%     0.43%       0.43%      0.44%
 Ratio of net investment income
  to average net assets                          3.31%      3.77%     4.05%       4.37%      4.45%
 Portfolio Turnover                             57.36%     53.40%   108.86%     112.52%    160.79%
 Net assets, end of year (000 omitted)       $965,486   $850,646  $675,740    $589,165   $442,140

(1) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value). See accompanying notes to financial statements.

Lincoln National Managed Fund, Inc.

Notes to Financial Statements

December 31, 1998

The Fund: Lincoln National Managed Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to Lincoln National Life Insurance Company and Lincoln National Life Insurance Company of New York (the "Companies") for allocation to their variable annuity products.

The Fund's investment objective is to maximize long-term total return (capital gains plus income) consistent with prudent investment strategy. The Fund invests in a mix of stocks, bonds, and money market securities, as determined by an investment committee.

1. Significant Accounting Policies

Investment Valuation: Portfolio securities which are traded on an exchange are valued at the last reported sale price on the exchange or market where primarily traded or listed or, in the absence of recent sales, at the mean between the last reported bid and asked prices. Long-term debt investments are valued at their mean quotations. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. Money market instruments having less than 60 days to maturity are stated at amortized cost, which approximates market value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the year ended December 31, 1998, the custodial fees offset arrangement amounted to $11,841.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

2. Other Assets Over Liabilities

The statement of net assets account "Other Assets Over Liabilities" at December 31, 1998 consisted of the following assets (liabilities):

Cash                                 $  192,016
-------------------------------------------------
Receivable for dividends earned         796,772
-------------------------------------------------
Receivable for interest earned        5,745,169
-------------------------------------------------
Receivable for securities sold        2,102,889
-------------------------------------------------
Receivable for capital shares sold      267,648
-------------------------------------------------
Payable for securities purchased     (1,528,284)
-------------------------------------------------
Payable for capital shares redeemed      (2,691)
-------------------------------------------------
Management fees payable                (287,920)
-------------------------------------------------
Other, net                             (579,424)
-------------------------------------------------
                                     $6,706,175
                                     ============

3. Management Fees and Other Transactions With Affiliates

Lincoln Investment Management Company (the "Advisor") and its affiliates manage the Fund's investment portfolio and maintain its accounts and records. For these services, the Advisor receives a management fee at an annual rate of .48% of the first $200,000,000 of the average daily net assets of the Fund, .40% of the next $200,000,000, and .30% of the average daily net assets of the Fund in excess of $400,000,000. The sub-advisor of the equity securities held by the Fund, Vantage Investment Advisors, an affiliate of the Advisor, is paid directly by the Advisor.

Delaware Service Company ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the year ended December 31, 1998.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

4. Analysis of Net Assets

Net Assets at December 31, 1998 consisted of the following:

Common Stock, par value $.01 per share**                    $ 508,925
----------------------------------------------------------------------
Paid in capital in excess of par value of shares issued   711,441,544
----------------------------------------------------------------------
Undistributed net investment income                         5,000,529
----------------------------------------------------------------------
Accumulated net realized gain on investments and
futures contracts                                          44,287,952
----------------------------------------------------------------------
Net unrealized appreciation on investments and
futures contracts                                         204,247,086
----------------------------------------------------------------------
                                                         $965,486,036
                                                         =============

** The Fund has 100,000,000 authorized shares.

5. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the year ended December 31, 1998 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at December 31, 1998 are as follows:


     Aggregate      Aggregate      Gross          Gross          Net
     Cost of        Proceeds       Unrealized     Unrealized     Unrealized
     Purchases      From Sales     Appreciation   Depreciation   Appreciation
     ------------------------------------------------------------------------
     $542,357,409   $490,874,777   $225,104,553   $(21,037,933)  $204,066,620

6. Supplemental Financial Instrument Information

Financial Futures Contracts: The Fund may purchase or sell financial futures contracts, which are exchange traded. The Fund bears the market risk that arises from changes in the value of these financial instruments. The Fund deposits with its custodian a specified amount of cash or eligible securities called "initial margin" or "variation margin". The market value of investments pledged to cover margin requirements for open positions at December 31, 1998 was $1,167,186. Unrealized gain or loss on the contracts is reflected in the accompanying financial statements. The Fund is subject to the market risks of unexpected changes in the underlying markets and interest rates. Financial futures contracts open at December 31, 1998 were as follows:

                                        Notional                          Unrealized
 Contracts                              Cost Amount    Expiration Dates   Gain (Loss)
---------------------------------------------------------------------------------------
 113 S&P 500 stock index contracts      $33,759,767    March 1999         $1,425,608
 149 Russell 2000 stock index contracts (30,435,984)   March 1999         (1,245,142)
                                                                          ----------
                                                                          $  180,466
                                                                          ==========


Notes to Financial Statements - (Continued)

7. Summary of Changes From Capital Share Transactions


                                               Shares Issued Upon                                Net Increase
                      Capital                  Reinvestment of        Capital Shares             Resulting From Capital
                      Shares Sold              Dividends              Redeemed                   Share Transactions
                    ---------------------------------------------------------------------------------------------------
                      Shares      Amount       Shares      Amount     Shares        Amount       Shares       Amount
                    ---------------------------------------------------------------------------------------------------
Year ended
 December 31, 1998: 2,294,167  $42,347,303   6,521,374  $116,348,981 (1,988,346) $(35,861,150)  6,827,195  $122,835,134

Year ended
 December 31, 1997: 1,267,957   22,772,807   2,677,655    43,933,612 (1,423,434) (24,870,905)   2,522,178    41,835,514

8. Distributions to Shareholders

The Fund declares and distributes dividends on net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.

Lincoln National Managed Fund, Inc.

Report of Ernst & Young LLP, Independent Auditors

To the Shareholders and Board of Directors
Lincoln National Managed Fund, Inc.

We have audited the accompanying statement of net assets of Lincoln National Managed Fund, Inc. (the "Fund") as of December 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Managed Fund, Inc. at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


                                                 /s/ ERNST & YOUNG LLP
Philadelphia, Pennsylvania
February 5, 1999